Delaware American Government Bond Fund

    	   Supplement to Prospectus dated September 29, 1999

The following replaces description of "Mortgage-backed securities" in the "Securities we typically invest in" table:

Securities				                  	How we use them

Mortgage-backed securities:			   We may invest without limit in government-
Fixed-income securities  		     	related mortgage-backed securities.
that represent pools of
mortgages, with investors
receiving principal and  		     	We may also invest without limit in
interest payments as the  		    	privately issued mortgage-backed securities
underlying mortgage loans		     	if they are 100% collateralized at the time
are paid back. Many are  		     	of issuance by securities issued or guaranteed
issued and guaranteed  			      	by the U.S. government, its agencies or
against default by the 			      	instrumentalities.  However, these securities
U.S. government or its  		      	must be rated in one of the four highest
agencies or				                 	categories by a nationally recognized
instrumentalities, such			      	statistical rating organization, such as
as the Federal Home Loan		      	S&P or Moody's, at the time of purchase.
Mortgage Corporation, 			       	The privately issued securities that we
Federal National Mortgage 		    	invest in are either collateralized mortgage
Association and the			          	obligations (CMOs) or real estate mortgage
Government National			          	investment conduits (REMICs) rated in the
Mortgage Association.			        	two highest grades by an NRSRO at the time of
Others are issued by			         	purchase.
private financial
institutions, with some			      	We may also invest in mortgage-backed
fully collateralized by 		      	securities that are not government securities
certificates issued			          	and are not directly guaranteed by the
or guaranteed by the U.S.		     	U.S. government in any way.  They are secured
government or its agencies		    	by the underlying collateral of the private
or instrumentalities.			        	issuer.  These include CMOs, REMICs and
					                           	commercial mortgage-backed securities.  We
                           						may invest in these securities only if they
                           						are rated in the highest quality category
                           						by an NRSRO.  However, the Fund may not
                           						invest more than 20% of net assets in
                           						high quality non-government securities,
                           						which includes these non-agency mortgage-
                           						backed securities.